ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2017	2016
Interest expense	16,858	10,074
Current tax payable	7,903	1,461
Vessel operating and drydocking expenses	6,671	5,424
Administrative expenses	808	479
	32,240	17,438